 Exhibit 99.4

Colony American Finance 2016-2 Mortgage-Backed Notes

Mortgage Loan and Sample Mortgaged Property Agreed-Upon Procedures

Report To:

Colony American Finance, LLC

CAF Sub REIT, Inc.

Morgan Stanley & Co. LLC

Credit Suisse Securities (USA) LLC

25 October 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Colony American Finance, LLC

515 South Flower Street, 44th Floor

Los Angeles, California 90071

CAF Sub REIT, Inc.

515 South Flower Street, 44th Floor

Los Angeles, California 90071

Morgan Stanley & Co. LLC

1585 Broadway, 25th Floor

New York, New York 10036

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Re:	Colony American Finance 2016-2 Mortgage-Backed Notes (the “Notes”) Mortgage Loan and Sample Mortgaged Property Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Colony American Finance 2016-2, Ltd. (the “Issuer”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) and certain Mortgaged Properties (as defined in Attachment A) relating to the Colony American Finance 2016-2 Mortgage-Backed Notes securitization transaction (the “Transaction”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Colony American Finance, LLC (“Colony”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files containing information relating to the Mortgage Loans (the “Mortgage Loan Data Files”),

b.	Certain electronic data files containing information relating to the Mortgaged Properties (the “Property Data Files,” together with the Mortgage Loan Data Files, the “Data Files”),

c.	Electronic copies of the loan files for the Mortgage Loans and certain Mortgaged Properties which contain:

i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and

ii.	Appraisal or desktop review reports (the “Appraisals”) and/or broker price opinions (the “BPOs”) relating to certain Mortgaged Properties,

d.	A copy of the confirmation from the valuation agent (the “Agent Confirmation,” together with the Appraisals and BPOs, the “Property Source Documents”) which contains zip code information relating to certain Mortgaged Properties,

e.	An electronic data file labeled “MSA List by Zip Code v2.xlsx” (the “MSA Support File,” together with the Property Source Documents, the “Property Sources”) which contains metropolitan statistical area information for certain zip codes,

f.	A schedule (the “Property Sampling Schedule”), which is summarized on Exhibit 2 to Attachment A, that Colony, on behalf of the Issuer, indicated contains information needed to select certain populations of sample Mortgaged Properties (as further described in Attachment A),

g.	A list of characteristics on the Property Data Files (the “Property Sample Characteristics”), which are described in Attachment A, that Colony, on behalf of the Issuer, instructed us to compare to information contained in the Property Sources,

h.	A list of characteristics on the Mortgage Loan Data Files (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 6 to Attachment A, that Colony, on behalf of the Issuer, instructed us to compare to information contained in the Mortgage Loan Source Documents,

i.	A list of characteristics on the Mortgage Loan Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Colony, on behalf of the Issuer, instructed us to recalculate using information on the Mortgage Loan Data Files,

j.	A list of characteristics on the Mortgage Loan Data Files (the “Provided Mortgage Loan Characteristics”), which are listed on Exhibit 7 to Attachment A, on which Colony, on behalf of the Issuer, instructed us to perform no procedures,

k.	A draft of the preliminary offering memorandum for the Transaction (the “Draft Preliminary Offering Memorandum”) and

l.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Characteristics, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by Colony, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Colony, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

25 October 2016

Attachment A Page 1 of 11

Background

For the purpose of the procedures described in this report, Colony, on behalf of the Issuer, indicated that:

a.	The primary source of payments on the Notes will be 71 first priority, fixed-rate mortgage loans (the “Mortgage Loans”) and

b.	The Mortgage Loans are secured by first liens on 2,165 mortgaged properties (the “Mortgaged Properties”), which consist of:

i.	1,753 single-family residential properties,

ii.	228 2-4 unit residential properties,

iii.	110 townhomes,

iv.	50 condominiums and

v.	24 multifamily properties.

Procedures performed and our associated findings

1.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “2016-2 Data Tape Property Level v8 - SENT TO EY.XLSB” (“Preliminary Property Data File 1”) and the corresponding record layout and decode information, that Colony, on behalf of the Issuer, indicated contains information on 2,745 mortgaged properties (the “Preliminary Properties 1”) that secure 73 mortgage loans (the “Preliminary Mortgage Loans 1”).

As instructed by Colony, on behalf of the Issuer, we selected a sample of the Preliminary Properties 1 on Preliminary Property Data File 1 using the sample selection methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 1.

For each of the fifty-six (56) Preliminary Mortgage Loans 1 listed on the Property Sampling Schedule, Colony, on behalf of the Issuer, instructed us to:

a.	Multiply 25% by the number of Preliminary Properties 1 which:

i.	Secure such Preliminary Mortgage Loan 1 and

ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 1,

b.	Round the value computed in a. above up to the nearest integer and

c.	Select a random sample of Preliminary Properties 1 on Preliminary Property Data File 1 equal to the number computed in b. above from the population of Preliminary Properties 1 which:

i.	Secure such Preliminary Mortgage Loan 1 and

ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 1.

Attachment A Page 2 of 11

1. (continued)

The application of the sample selection methodology described above resulted in the selection of 503 Preliminary Properties 1 (the “Sample Properties 1”). The Sample Properties 1 are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, Colony, on behalf of the Issuer, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Sample Properties 1 from Preliminary Property Data File 1, or the basis for the inclusion of the fifty-six (56) Preliminary Mortgage Loans 1 on the Property Sampling Schedule. We performed no procedures relating to the seventeen (17) Preliminary Mortgage Loans 1 that were not included on the Property Sampling Schedule.

2.	For each Sample Property 1, we compared the characteristics listed on Exhibit 3 to Attachment A (the “Base Property Sample Characteristics”), as shown on Preliminary Property Data File 1, to the corresponding information located in the Property Source Documents that were provided by Colony, on behalf of the Issuer, subject to the qualifications, assumptions and methodologies provided by Colony, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by Colony, on behalf of the Issuer, to use for each Base Property Sample Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 2., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Sample Properties 1” and “Preliminary Property Data File 1,” respectively.

3.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “2016-2 Data Tape Property Level.xlsb” (“Preliminary Property Data File 2,” together with Preliminary Property Data File 1, the “Preliminary Property Data Files”) and the corresponding record layout and decode information, that Colony, on behalf of the Issuer, indicated contains information on 2,811 mortgaged properties (the “Preliminary Properties 2”) that secure 76 mortgage loans (the “Preliminary Mortgage Loans 2”).

As instructed by Colony, on behalf of the Issuer, we selected a sample of the Preliminary Properties 2 on Preliminary Property Data File 2 using the sample selection methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 3.

Attachment A Page 3 of 11

3. (continued)

For each of the eighteen (18) Preliminary Mortgage Loans 2 listed on the Property Sampling Schedule, Colony, on behalf of the Issuer, instructed us to:

a.	Multiply 25% by the number of Preliminary Properties 2 which:

i.	Secure such Preliminary Mortgage Loan 2 and

ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 2,

b.	Round the value computed in a. above up to the nearest integer and

c.	Select a random sample of Preliminary Properties 2 on Preliminary Property Data File 2 equal to the number computed in b. above from the population of Preliminary Properties 2 which:

i.	Secure such Preliminary Mortgage Loan 2 and

ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 2.

The application of the sample selection methodology described above resulted in the selection of 210 Preliminary Properties 2 (the “Added Sample Properties,” together with the Sample Properties 1, the “Sample Properties”). The Added Sample Properties are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, Colony, on behalf of the Issuer, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Added Sample Properties from Preliminary Property Data File 2, or the basis for the inclusion of the eighteen (18) Preliminary Mortgage Loans 2 on the Property Sampling Schedule. We performed no procedures relating to the fifty-eight (58) Preliminary Mortgage Loans 2 that were not included on the Property Sampling Schedule.

4.	For each Added Sample Property, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 2, to the corresponding information located in the Property Source Documents that were provided by Colony, on behalf of the Issuer, subject to the qualifications, assumptions and methodologies provided by Colony, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by Colony, on behalf of the Issuer, to use for each Base Property Sample Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 4., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Added Sample Properties” and “Preliminary Property Data File 2,” respectively.

Attachment A Page 4 of 11

5.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “2016-2 Data Tape v24 – TIED OUT VERSION.xlsb” (the “Final Property Data File,” which together with the Preliminary Property Data Files comprise the Property Data Files) and the corresponding record layout and decode information, that Colony, on behalf of the Issuer, indicated contains information on the Mortgage Loans and Mortgaged Properties as of the related due date of each Mortgage Loan in November 2016 (the “Cut-Off Date”).

We compared the information that identified each Sample Property (the “Property ID”), as shown on the applicable Preliminary Property Data File, to the corresponding Property ID on the Final Property Data File and noted that:

a.	694 of the Mortgaged Properties included on Final Property Data File were Sample Properties (the “Final Sample Properties”) and

b.	Nineteen (19) Sample Properties were not included on the Final Property Data File (the “Removed Sample Properties”), which are identified on Exhibit 1 to Attachment A.

6.	For each Final Sample Property, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Final Property Data File, to the corresponding information that we identified in performing the procedures described in Items 2. and 4. above, as applicable. All such compared information was in agreement.

For the purpose of the procedures described in this Item 6., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A refer to the “Final Sample Properties” and “Final Property Data File,” respectively.

7.	For each Mortgaged Property, we compared the “closest MSA” information (the “Closest MSA Property Sample Characteristic,” which together with the Base Property Sample Characteristics comprise the Property Sample Characteristics), as shown on the Final Property Data File, to the corresponding metropolitan statistical area information on the MSA Support File. All such compared information was in agreement.

Attachment A Page 5 of 11

8.	Colony, on behalf of the Issuer, provided us with an electronic data file (the “Preliminary Mortgage Loan Data File”) and the corresponding record layout and decode information, that Colony, on behalf of the Issuer, indicated contains information on the Mortgage Loans as of the Cut-Off Date.

For each Mortgage Loan on the Preliminary Mortgage Loan Data File, we compared the Compared Mortgage Loan Characteristics listed on Exhibit 6 to Attachment A, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information on copies of the Mortgage Loan Source Documents indicated on Exhibit 6 to Attachment A, subject to the qualifications, assumptions, methodologies and exceptions stated in the notes to Exhibit 6 to Attachment A and the next paragraph of this Item 8.

The Mortgage Loan Source Document(s) that Colony, on behalf of the Issuer, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 6 to Attachment A.  Where more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, Colony, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Mortgage Loan Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 6 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 6 to Attachment A.

9.	As instructed by Colony, on behalf of the Issuer, we adjusted the information on the Preliminary Mortgage Loan Data File to correct all the differences we noted in performing the procedures described in Item 8. above and provided a list of such differences to Colony. The Preliminary Mortgage Loan Data File, as so adjusted, is hereinafter referred to as the “Updated Mortgage Loan Data File.”

10.	Subsequent to the performance of the procedures described in Items 8. and 9. above, Colony, on behalf of the Issuer, provided us with an electronic data file (the “Final Mortgage Loan Data File,” which together with the Preliminary Mortgage Loan Data File comprise the Mortgage Loan Data Files) and the corresponding record layout and decode information, that Colony, on behalf of the Issuer, indicated contains information on the Mortgage Loans as of the Cut-Off Date.

Attachment A Page 6 of 11

10. (continued)

Using information on the:

a.	Final Mortgage Loan Data File and

b.	Updated Mortgage Loan Data File,

we compared each Compared Mortgage Loan Characteristic listed on Exhibit 6 to Attachment A, all as shown on the Final Mortgage Loan Data File, to the corresponding information on the Updated Mortgage Loan Data File. All such compared information was in agreement.

11.	Using the:

a.	First Payment Date and

b.	Initial Maturity Date

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Original Term to Maturity (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

12.	Using the:

a.	Mortgage Loan Initial Funded Amount ($),

b.	Interest Rate (adjusted as described in the succeeding paragraph of this Item 12., as applicable) and

c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Mortgage Loans (as defined in Note 8 of Exhibit 6 to Attachment A), which are described in the final paragraph of this Item 12.), all as shown on the Final Mortgage Loan Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of the “Original Amortization Term (months)” recalculation described above for each Mortgage Loan (except for the 90002 Mortgage Loan and 90004 Mortgage Loan (as defined in Notes 4 and 10 of Exhibit 6 to Attachment A, respectively) and Interest Only Mortgage Loans), all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Final Mortgage Loan Data File, Colony, on behalf of the Issuer, instructed us to multiply the “Interest Rate,” as shown on the Final Mortgage Loan Data File, by a fraction equal to 365/360.

For the Interest Only Mortgage Loans, Colony, on behalf of the Issuer, instructed us to use “N/A” for the “Original Amortization Term (months)” characteristic.

Attachment A Page 7 of 11

13.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

14.	Using the:

a.	Mortgage Loan Initial Funded Amount ($),

b.	Interest Rate Accrual,

c.	Seasoning (months),

d.	IO Term (months),

e.	First Payment Date,

f.	Initial Maturity Date,

g.	Interest Rate and

h.	Monthly Debt Service ($)

of each Mortgage Loan, all as shown on the Final Mortgage Loan Data File, we recalculated the principal balance of each Mortgage Loan as of the Cut-Off Date (the “Cut-Off Date Principal Balance”) and as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Balance”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

15.	Using the “Cut-Off Date Principal Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we recalculated the “% of Pool” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

16.	Using the:

a.	Original Term to Maturity (months) and

b.	Seasoning (months)

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Term (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 8 of 11

17.	Using the:

a.	IO Term (months),

b.	Original Amortization Term (months) and

c.	Seasoning (months)

of each Mortgage Loan (except for the Interest Only Mortgage Loans, which are described in the succeeding paragraph of this Item 17.), all as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Amortization Term (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the Interest Only Mortgage Loans, Colony, on behalf of the Issuer, instructed us to use “N/A” for the “Remaining Amortization Term (months)” characteristic.

18.	Using the:

a.	IO Term (months) and

b.	Seasoning (months)

of each Mortgage Loan, (except for the Mortgage Loans with an “Amortization Type” of “Amortizing Balloon” on the Final Mortgage Loan Data File, which are described in the succeeding paragraph of this Item 18.), both as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining IO Term (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the Mortgage Loans with an “Amortization Type” of “Amortizing Balloon” on the Final Mortgage Loan Data File, Colony, on behalf of the Issuer, instructed us to use “N/A” for the “Remaining IO Term (months)” characteristic.

19.	Using the “Monthly Debt Service ($)” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we recalculated the “Annualized Debt Service Payment ($)” of each Mortgage Loan as twelve (12) times the “Monthly Debt Service ($)” of the Mortgage Loan, as shown on the Final Mortgage Loan Data File. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

20.	Using the:

a.	Servicing Fee Rate,

b.	Trustee/Note Administrator Fee Rate and

c.	CREFC® License Fee Rate

of each Mortgage Loan, all as shown on the Final Mortgage Loan Data File, we recalculated the “Administration Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 9 of 11

21.	Using the:

a.	Interest Rate and

b.	Administration Fee Rate

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

22.	Using:

a.	Information on the Final Mortgage Loan Data File and

b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Memorandum,

we recalculated the:

i.	Mortgage Loan UW NOI DSCR,

ii.	Mortgage Loan UW NCF DSCR,

iii.	Mortgage Loan Cutoff NOI Debt Yield,

iv.	Mortgage Loan Cutoff NCF Debt Yield,

v.	Origination Date LTV Ratio,

vi.	Cut-Off Date LTV Ratio and

vii.	Maturity Date LTV Ratio

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Colony, on behalf of the Issuer, to round the “Mortgage Loan UW NOI DSCR” and “Mortgage Loan UW NCF DSCR” to two decimal places and the “Mortgage Loan Cutoff NOI Debt Yield,” “Mortgage Loan Cutoff NCF Debt Yield,” “Origination Date LTV Ratio,” “Cut-Off Date LTV Ratio” and “Maturity Date LTV Ratio” to the nearest 1/10th of one percent.

23.	Using:

a.	Information on the Final Mortgage Loan Data File and

b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Memorandum,

we recalculated the:

i.	NOI DSCR as of 6/30,

ii.	NCF DSCR as of 6/30 and

iii.	NCF Debt Yield as of 6/30

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Colony, on behalf of the Issuer, to round the “NOI DSCR as of 6/30” and “NCF DSCR as of 6/30” to two decimal places and the “NCF Debt Yield as of 6/30” to the nearest 1/10th of one percent.

Attachment A Page 10 of 11

24.	Using the:

a.	Original Yield Maintenance Period and

b.	Seasoning (months)

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Current Yield Maintenance Period” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

25.	Using the “Guarantor” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we identified those Mortgage Loans that had at least one common “Guarantor” (the “Related Guarantor Loans”). We compared the “Related Guarantor Loan” information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

26.	For each Mortgaged Property (except for the Mortgaged Properties that secure the 90004 Mortgage Loan, which are described in the succeeding paragraph of this Item 26.), we compared the “Closing Date Allocated Loan Amount” characteristic, as shown on the Final Property Data File, to the corresponding information on the loan agreement or loan modification agreement Mortgage Loan Source Documents for the related Mortgage Loan. All such compared information was in agreement. For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

For the 90004 Mortgage Loan, Colony, on behalf of the Issuer, instructed us to allocate the “Closing Date Allocated Loan Amount” to the respective Mortgaged Properties that secure the 90004 Mortgage Loan on a pro-rata basis using the “Origination Date Value” for each Mortgaged Property, as shown on the Final Property Data File. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

27.	Using the “Closing Date Allocated Loan Amount” of each Mortgaged Property, as shown on the Final Property Data File, we recalculated the “% of Allocated Loan Amount” of each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.

Attachment A Page 11 of 11

28.	Using the:

a.	Cut-Off Date Principal Balance and

b.	Maturity Date Balance

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, and the “Closing Date Allocated Loan Amount” of each Mortgaged Property, as shown on the Final Property Data File, we recalculated the principal balance of each Mortgaged Property as of the Cut-Off Date (the “Cut-Off Date Allocated Loan Amount”) and as of the “Initial Maturity Date” of the related Mortgage Loan (the “Maturity Date Allocated Loan Amount”), based on the calculation methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 28. We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement. For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to allocate the “Cut-Off Date Principal Balance” and the “Maturity Date Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, to the respective Mortgaged Properties that secure such Mortgage Loan on a pro-rata basis using the “Closing Date Allocated Loan Amount” for each Mortgaged Property, as shown on the Final Property Data File.

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties	Removed Sample Properties
1	13989	13989-10	X			96	18589	18589-1	X
2	13989	13989-1	X			97	18589	18589-11	X
3	13989	13989-11	X			98	18589	18589-14	X
4	13989	13989-12	X			99	18589	18589-4	X
5	13989	13989-2	X			100	18589	18589-6	X
6	17341	17341-1	X			101	18590	18590-15	X
7	17341	17341-2	X			102	18590	18590-19	X
8	17341	17341-4	X			103	18590	18590-21	X
9	17341	17341-6	X			104	18590	18590-4	X
10	17875	17875-1	X			105	18590	18590-6	X
11	17875	17875-11	X			106	18590	18590-9	X
12	17875	17875-13	X			107	18660	18660-2	X
13	17875	17875-14	X			108	18660	18660-3	X
14	17875	17875-15	X			109	18660	18660-6	X
15	17875	17875-19	X			110	18660	18660-7	X
16	17875	17875-2	X			111	18660	18660-9	X
17	17875	17875-28	X			112	18737	18737-1	X
18	17875	17875-3	X			113	18737	18737-2	X
19	17875	17875-32	X			114	18737	18737-4	X
20	17875	17875-39	X			115	18737	18737-5	X
21	17875	17875-40	X			116	18740	18740-1	X
22	17875	17875-9	X			117	18740	18740-2	X
23	17876	17876-1	X			118	18740	18740-3	X
24	17876	17876-2	X			119	18740	18740-4	X
25	17876	17876-3	X			120	18740	18740-5	X
26	17876	17876-5	X			121	18740	18740-6	X
27	18274	18274-11	X			122	18741	18741-1	X
28	18274	18274-14	X			123	18741	18741-2	X
29	18274	18274-7	X			124	18741	18741-3	X
30	18274	18274-8	X			125	18741	18741-4	X
31	18321	18321-1	X			126	18742	18742-10	X
32	18321	18321-2	X			127	18742	18742-14	X
33	18503	18503-16	X			128	18742	18742-15	X
34	18503	18503-17	X			129	18742	18742-17	X
35	18503	18503-18	X			130	18742	18742-19	X
36	18503	18503-3	X			131	18742	18742-21	X
37	18503	18503-4	X			132	18742	18742-27	X
38	18550	18550-102	X			133	18742	18742-30	X
39	18550	18550-104	X			134	18742	18742-3	X
40	18550	18550-1	X			135	18742	18742-32	X
41	18550	18550-117	X			136	18742	18742-38	X
42	18550	18550-119	X			137	18742	18742-4	X
43	18550	18550-124	X			138	18742	18742-5	X
44	18550	18550-130	X			139	18743	18743-10	X
45	18550	18550-136	X			140	18743	18743-103	X
46	18550	18550-14	X			141	18743	18743-104	X
47	18550	18550-16	X			142	18743	18743-105	X
48	18550	18550-2	X			143	18743	18743-106	X
49	18550	18550-21	X			144	18743	18743-1	X
50	18550	18550-30	X			145	18743	18743-110	X
51	18550	18550-33	X			146	18743	18743-11	X
52	18550	18550-34	X			147	18743	18743-113	X
53	18550	18550-37	X			148	18743	18743-115	X
54	18550	18550-39	X			149	18743	18743-119	X
55	18550	18550-4	X			150	18743	18743-121	X
56	18550	18550-41	X			151	18743	18743-123	X
57	18550	18550-51	X			152	18743	18743-124	X
58	18550	18550-57	X			153	18743	18743-125	X
59	18550	18550-58	X			154	18743	18743-127	X
60	18550	18550-60	X			155	18743	18743-129	X
61	18550	18550-62	X			156	18743	18743-13	X
62	18550	18550-67	X			157	18743	18743-15	X
63	18550	18550-68	X			158	18743	18743-16	X
64	18550	18550-73	X			159	18743	18743-17	X
65	18550	18550-74	X			160	18743	18743-18	X
66	18550	18550-84	X			161	18743	18743-19	X
67	18550	18550-86	X			162	18743	18743-20	X
68	18550	18550-87	X			163	18743	18743-2	X
69	18550	18550-88	X			164	18743	18743-22	X
70	18550	18550-90	X			165	18743	18743-24	X
71	18550	18550-93	X			166	18743	18743-28	X
72	18550	18550-95	X			167	18743	18743-29	X
73	18569	18569-1	X			168	18743	18743-30	X
74	18569	18569-3	X			169	18743	18743-3	X
75	18569	18569-8	X			170	18743	18743-31	X
76	18570	18570-5	X		X	171	18743	18743-33	X
77	18570	18570-6	X		X	172	18743	18743-38	X
78	18570	18570-8	X		X	173	18743	18743-42	X
79	18571	18571-2	X			174	18743	18743-43	X
80	18571	18571-5	X			175	18743	18743-44	X
81	18572	18572-1	X			176	18743	18743-5	X
82	18572	18572-2	X			177	18743	18743-51	X
83	18572	18572-3	X			178	18743	18743-53	X
84	18572	18572-4	X			179	18743	18743-55	X
85	18572	18572-5	X			180	18743	18743-60	X
86	18572	18572-6	X			181	18743	18743-63	X
87	18572	18572-7	X			182	18743	18743-66	X
88	18573	18573-1	X			183	18743	18743-68	X
89	18573	18573-11	X			184	18743	18743-70	X
90	18573	18573-2	X			185	18743	18743-73	X
91	18573	18573-3	X			186	18743	18743-76	X
92	18573	18573-4	X			187	18743	18743-77	X
93	18573	18573-5	X			188	18743	18743-78	X
94	18573	18573-6	X			189	18743	18743-83	X
95	18573	18573-9	X			190	18743	18743-84	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties	Removed Sample Properties
191	18743	18743-86	X			305	19504	19504-18	X
192	18743	18743-89	X			306	19504	19504-2	X
193	18743	18743-93	X			307	19504	19504-5	X
194	18743	18743-94	X			308	19504	19504-7	X
195	18743	18743-96	X			309	19505	19505-102	X
196	18743	18743-97	X			310	19505	19505-107	X
197	18743	18743-99	X			311	19505	19505-108	X
198	18745	18745-11	X			312	19505	19505-110	X
199	18745	18745-2	X			313	19505	19505-120	X
200	18745	18745-3	X			314	19505	19505-124	X
201	18745	18745-8	X			315	19505	19505-135	X
202	18745	18745-9	X			316	19505	19505-17	X
203	18750	18750-10	X			317	19505	19505-25	X
204	18750	18750-1	X			318	19505	19505-27	X
205	18750	18750-11	X			319	19505	19505-29	X
206	18750	18750-12	X			320	19505	19505-30	X
207	18750	18750-18	X			321	19505	19505-31	X
208	18750	18750-8	X			322	19505	19505-32	X
209	18751	18751-4	X			323	19505	19505-36	X
210	18751	18751-6	X			324	19505	19505-41	X
211	18751	18751-8	X			325	19505	19505-45	X
212	18752	18752-2	X			326	19505	19505-46	X
213	18752	18752-4	X			327	19505	19505-47	X
214	18752	18752-5	X			328	19505	19505-49	X
215	18753	18753-12	X			329	19505	19505-5	X
216	18753	18753-15	X			330	19505	19505-54	X
217	18753	18753-16	X			331	19505	19505-58	X
218	18753	18753-17	X			332	19505	19505-59	X
219	18753	18753-19	X			333	19505	19505-60	X
220	18753	18753-27	X			334	19505	19505-64	X
221	18753	18753-3	X			335	19505	19505-67	X
222	18753	18753-38	X			336	19505	19505-7	X
223	18753	18753-4	X			337	19505	19505-72	X
224	18753	18753-45	X			338	19505	19505-75	X
225	18753	18753-46	X			339	19505	19505-78	X
226	18753	18753-50	X			340	19505	19505-79	X
227	18753	18753-55	X			341	19505	19505-81	X
228	18753	18753-58	X			342	19505	19505-84	X
229	18753	18753-6	X			343	19505	19505-91	X
230	18760	18760-1	X			344	19505	19505-92	X
231	18760	18760-12	X			345	19506	19506-100	X
232	18760	18760-14	X			346	19506	19506-10	X
233	18760	18760-15	X			347	19506	19506-101	X
234	18760	18760-16	X			348	19506	19506-104	X
235	18760	18760-17	X			349	19506	19506-111	X
236	18760	18760-19	X			350	19506	19506-112	X
237	18760	18760-21	X			351	19506	19506-114	X
238	18760	18760-26	X			352	19506	19506-115	X
239	18760	18760-27	X			353	19506	19506-116	X
240	18760	18760-29	X			354	19506	19506-117	X
241	18760	18760-31	X			355	19506	19506-121	X
242	18760	18760-33	X			356	19506	19506-123	X
243	18760	18760-34	X			357	19506	19506-126	X
244	18760	18760-36	X			358	19506	19506-131	X
245	18760	18760-37	X			359	19506	19506-138	X
246	18760	18760-38	X			360	19506	19506-145	X
247	18760	18760-39	X			361	19506	19506-153	X
248	18760	18760-40	X			362	19506	19506-154	X
249	18760	18760-4	X			363	19506	19506-157	X
250	18760	18760-41	X			364	19506	19506-166	X
251	18760	18760-5	X			365	19506	19506-19	X
252	18760	18760-7	X			366	19506	19506-20	X
253	18760	18760-8	X			367	19506	19506-22	X
254	18791	18791-2	X			368	19506	19506-24	X
255	18791	18791-4	X			369	19506	19506-25	X
256	18794	18794-2	X			370	19506	19506-29	X
257	18794	18794-4	X			371	19506	19506-30	X
258	18854	18854-3	X			372	19506	19506-32	X
259	18854	18854-4	X			373	19506	19506-34	X
260	18854	18854-7	X			374	19506	19506-4	X
261	18854	18854-8	X			375	19506	19506-41	X
262	18855	18855-11	X			376	19506	19506-46	X
263	18855	18855-13	X			377	19506	19506-51	X
264	18855	18855-15	X			378	19506	19506-57	X
265	18855	18855-19	X			379	19506	19506-60	X
266	18855	18855-4	X			380	19506	19506-66	X
267	18855	18855-5	X			381	19506	19506-7	X
268	18857	18857-10	X			382	19506	19506-75	X
269	18857	18857-1	X			383	19506	19506-86	X
270	18857	18857-11	X			384	19506	19506-96	X
271	18857	18857-12	X			385	19506	19506-97	X
272	18857	18857-13	X			386	19506	19506-99	X
273	18857	18857-3	X			387	19510	19510-1	X
274	18857	18857-4	X			388	19510	19510-2	X
275	18857	18857-6	X			389	19510	19510-3	X
276	18857	18857-7	X			390	19510	19510-4	X
277	18857	18857-8	X			391	19511	19511-1	X
278	18874	18874-2	X			392	19511	19511-2	X
279	18874	18874-3	X			393	19511	19511-3	X
280	18874	18874-4	X			394	19532	19532-11	X
281	18874	18874-7	X			395	19532	19532-15	X
282	18905	18905-10	X			396	19532	19532-18	X
283	18905	18905-1	X			397	19532	19532-20	X
284	18905	18905-11	X			398	19532	19532-2	X
285	18905	18905-12	X			399	19532	19532-22	X
286	18905	18905-13	X			400	19532	19532-6	X
287	18905	18905-16	X			401	19532	19532-8	X
288	18905	18905-17	X			402	19532	19532-9	X
289	18905	18905-18	X			403	19533	19533-2	X
290	18905	18905-19	X			404	19533	19533-8	X
291	18905	18905-20	X			405	19533	19533-9	X
292	18905	18905-2	X			406	19546	19546-1	X
293	18905	18905-3	X			407	19546	19546-7	X
294	18905	18905-7	X			408	19546	19546-8	X
295	18905	18905-8	X			409	19548	19548-16	X
296	18905	18905-9	X			410	19548	19548-3	X
297	18943	18943-1	X			411	19548	19548-5	X
298	18943	18943-3	X			412	19548	19548-7	X
299	18943	18943-4	X			413	19548	19548-8	X
300	19504	19504-1	X			414	19548	19548-9	X
301	19504	19504-11	X			415	19549	19549-1	X
302	19504	19504-14	X			416	19549	19549-3	X
303	19504	19504-15	X			417	19549	19549-6	X
304	19504	19504-17	X			418	19598	19598-1	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties	Removed Sample Properties
419	19598	19598-5	X			533	90002	90002-85		X
420	19598	19598-7	X			534	90002	90002-90		X
421	19602	19602-4	X			535	90002	90002-92		X
422	19602	19602-5	X			536	90002	90002-93		X
423	19609	19609-1	X			537	90002	90002-99		X
424	19609	19609-2	X			538	90002	90002-111		X
425	19609	19609-9	X			539	90002	90002-114		X
426	19647	19647-12	X			540	90002	90002-117		X
427	19647	19647-14	X			541	13506	13506-8		X
428	19647	19647-21	X			542	13506	13506-9		X
429	19647	19647-7	X			543	13506	13506-10		X
430	19647	19647-8	X			544	13506	13506-16		X
431	19647	19647-9	X			545	13506	13506-18		X
432	19650	19650-14	X			546	13506	13506-22		X
433	19650	19650-16	X			547	13506	13506-28		X
434	19650	19650-18	X			548	13506	13506-32		X
435	19650	19650-20	X			549	13506	13506-38		X
436	19650	19650-6	X			550	13506	13506-42		X
437	19650	19650-7	X			551	13506	13506-45		X
438	19654	19654-3	X			552	13506	13506-54		X
439	19654	19654-5	X			553	13506	13506-55		X
440	19655	19655-19	X			554	13506	13506-56		X
441	19655	19655-28	X			555	13506	13506-63		X
442	19655	19655-30	X			556	13506	13506-65		X
443	19655	19655-32	X			557	13506	13506-66		X
444	19655	19655-34	X			558	13506	13506-71		X
445	19655	19655-36	X			559	13506	13506-82		X
446	19655	19655-38	X			560	13506	13506-83		X
447	19655	19655-39	X			561	13506	13506-86		X
448	19655	19655-40	X			562	13506	13506-93		X
449	19655	19655-41	X			563	13506	13506-95		X
450	19655	19655-47	X			564	13506	13506-101		X
451	19655	19655-50	X			565	13506	13506-104		X
452	19655	19655-51	X			566	13506	13506-109		X
453	19655	19655-52	X			567	13506	13506-111		X
454	19655	19655-57	X			568	13506	13506-115		X
455	19655	19655-59	X			569	13506	13506-121		X
456	19655	19655-64	X			570	13506	13506-123		X
457	19655	19655-68	X			571	13506	13506-124		X
458	19655	19655-72	X			572	13506	13506-128		X
459	19655	19655-80	X			573	13506	13506-131		X
460	19655	19655-81	X			574	13506	13506-136		X
461	19655	19655-9	X			575	13506	13506-140		X
462	19682	19682-1	X			576	13506	13506-150		X
463	19682	19682-2	X			577	13506	13506-151		X
464	19682	19682-3	X			578	13506	13506-152		X
465	19710	19710-3	X			579	13506	13506-159		X
466	19710	19710-4	X			580	13506	13506-160		X
467	19731	19731-10	X			581	18389	18389-1		X
468	19731	19731-1	X			582	18389	18389-4		X
469	19731	19731-11	X			583	18389	18389-5		X
470	19731	19731-12	X			584	18582	18582-1		X
471	19731	19731-13	X			585	18582	18582-3		X
472	19731	19731-14	X			586	18582	18582-11		X
473	19731	19731-3	X			587	18582	18582-13		X
474	19731	19731-4	X			588	18582	18582-18		X
475	19731	19731-5	X			589	18582	18582-42		X
476	19731	19731-7	X			590	18582	18582-43		X
477	19731	19731-8	X			591	18582	18582-46		X
478	19733	19733-10	X			592	18582	18582-57		X
479	19733	19733-101	X			593	18582	18582-63		X
480	19733	19733-11	X			594	18582	18582-65		X
481	19733	19733-12	X			595	18582	18582-66		X
482	19733	19733-14	X			596	18582	18582-67		X
483	19733	19733-15	X			597	18582	18582-69		X
484	19733	19733-30	X			598	18582	18582-76		X
485	19733	19733-3	X			599	18582	18582-81		X
486	19733	19733-31	X			600	18582	18582-83		X
487	19733	19733-33	X			601	18582	18582-84		X
488	19733	19733-39	X			602	18582	18582-85		X
489	19733	19733-40	X			603	18582	18582-89		X
490	19733	19733-41	X			604	18582	18582-90		X
491	19733	19733-45	X			605	18582	18582-91		X
492	19733	19733-46	X			606	18582	18582-97		X
493	19733	19733-55	X			607	18582	18582-105		X
494	19733	19733-56	X			608	18582	18582-106		X
495	19733	19733-60	X			609	18582	18582-108		X
496	19733	19733-63	X			610	18582	18582-109		X
497	19733	19733-64	X			611	18582	18582-117		X
498	19733	19733-7	X			612	18582	18582-123		X
499	19733	19733-75	X			613	18582	18582-131		X
500	19733	19733-76	X			614	18582	18582-140		X
501	19733	19733-94	X			615	18582	18582-141		X
502	19733	19733-96	X			616	18582	18582-143		X
503	19733	19733-99	X			617	18582	18582-144		X
504	90004	90004-1		X		618	18582	18582-149		X
505	90004	90004-2		X		619	18582	18582-153		X
506	90004	90004-3		X		620	18582	18582-155		X
507	90004	90004-4		X		621	18582	18582-159		X
508	90004	90004-5		X		622	18582	18582-161		X
509	90004	90004-6		X		623	18582	18582-165		X
510	90004	90004-7		X		624	18582	18582-166		X
511	90002	90002-6		X		625	18582	18582-167		X
512	90002	90002-8		X		626	18582	18582-168		X
513	90002	90002-9		X		627	18582	18582-169		X
514	90002	90002-19		X		628	18582	18582-174		X
515	90002	90002-22		X		629	18582	18582-179		X
516	90002	90002-30		X		630	18580	18580-1		X
517	90002	90002-31		X		631	18580	18580-2		X
518	90002	90002-34		X		632	18580	18580-3		X
519	90002	90002-38		X		633	18580	18580-4		X
520	90002	90002-41		X		634	19558	19558-3		X
521	90002	90002-43		X		635	19558	19558-4		X
522	90002	90002-51		X		636	19558	19558-7		X
523	90002	90002-55		X		637	19558	19558-12		X
524	90002	90002-57		X		638	19656	19656-4		X
525	90002	90002-58		X		639	19656	19656-5		X
526	90002	90002-68		X		640	19656	19656-15		X
527	90002	90002-69		X		641	19656	19656-16		X
528	90002	90002-70		X		642	19656	19656-17		X
529	90002	90002-75		X		643	19656	19656-21		X
530	90002	90002-80		X		644	19656	19656-23		X
531	90002	90002-83		X		645	19656	19656-31		X
532	90002	90002-84		X		646	19656	19656-32		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties	Removed Sample Properties
647	19656	19656-37		X		681	19711	19711-9		X
648	19656	19656-40		X		682	19750	19750-2		X
649	19656	19656-45		X		683	19750	19750-4		X
650	19656	19656-48		X		684	19750	19750-7		X
651	19656	19656-55		X		685	18800	18800-1		X
652	19656	19656-61		X		686	18800	18800-3		X
653	19656	19656-64		X		687	18800	18800-8		X
654	19656	19656-73		X		688	18800	18800-11		X
655	19656	19656-74		X		689	18800	18800-18		X
656	19656	19656-78		X		690	18800	18800-19		X
657	19656	19656-79		X		691	18800	18800-23		X
658	19656	19656-91		X		692	19776	19776-2		X
659	19656	19656-93		X		693	19776	19776-3		X
660	19656	19656-94		X		694	19776	19776-8		X
661	19656	19656-95		X		695	19776	19776-11		X
662	19656	19656-100		X		696	19547	19547-1		X	X
663	19656	19656-101		X		697	19547	19547-2		X	X
664	18913	18913-1		X		698	19547	19547-5		X	X
665	18913	18913-5		X		699	19547	19547-6		X	X
666	18913	18913-7		X		700	19741	19741-1		X
667	18913	18913-9		X		701	19741	19741-2		X
668	18913	18913-10		X		702	19545	19545-4		X	X
669	19732	19732-5		X		703	19545	19545-6		X	X
670	19732	19732-6		X		704	19545	19545-8		X	X
671	19732	19732-7		X		705	19545	19545-13		X	X
672	19732	19732-8		X		706	19545	19545-14		X	X
673	19732	19732-17		X		707	19545	19545-15		X	X
674	19732	19732-18		X		708	19545	19545-18		X	X
675	19644	19644-1		X		709	19545	19545-25		X	X
676	19644	19644-10		X		710	19545	19545-33		X	X
677	19644	19644-11		X		711	19545	19545-36		X	X
678	19644	19644-12		X		712	19545	19545-43		X	X
679	19711	19711-3		X		713	19545	19545-44		X	X
680	19711	19711-4		X

Exhibit 2 to Attachment A

Property Sampling Schedule

Mortgage Loan Population	Loan ID provided by Colony

Preliminary Mortgage Loans 1	13989
17341
17875
17876
18274
18321
18503
18550
18569
18570
18571
18572
18573
18589
18590
18660
18737
18740
18741
18742
18743
18745
18750
18751
18752
18753
18760
18791
18794
18854
18855
18857
18874
18905
18943
19504
19505
19506
19510

Exhibit 2 to Attachment A

Mortgage Loan Population	Loan ID provided by Colony

Preliminary Mortgage Loans 1	19511
(continued)	19532
19533
19546
19548
19549
19598
19602
19609
19647
19650
19654
19655
19682
19710
19731
19733

Preliminary Mortgage Loans 2	90004
90002
13506
18389
18582
18580
19558
19656
18913
19732
19644
19711
19750
18800
19776
19547
19741
19545

Exhibit 3 to Attachment A

Base Property Sample Characteristics and Property Source Documents

Base Property Sample Characteristic	Property Source Document(s)	Notes

Address (Street)	Appraisal or BPO	1., 2., 3.
City	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Date	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Type	Appraisal or BPO	1., 2., 4.
Cut-Off Date Value	Appraisal or BPO	1., 2.
Number Bedrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 5.
Number of Bathrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 6.
Number of Units	Appraisal or BPO	1., 2.
Property Type	Appraisal or BPO	1., 2., 7.
State	Appraisal or BPO	1., 2.
Swimming Pool (Y/N)	Appraisal or BPO	1., 2., 8.
Total Square Footage	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 9.
Year Built	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 10.
Zip Code	(a) Appraisal or BPO or (b) Agent Confirmation	1., 2., 11.

Notes:

1.	For each Sample Property for which Colony, on behalf of the Issuer, provided more than one Appraisal and/or BPO Property Source Document, Colony, on behalf of the Issuer, instructed us to use the Appraisal and/or BPO Property Source Document with the most recent valuation date.

2.	With respect to certain Sample Properties, the applicable Property Source Document contains conflicting information relating to certain Base Property Sample Characteristics. For such Sample Properties, Colony, on behalf of the Issuer, instructed us to note agreement if the information on the Property Data File for a Base Property Sample Characteristic agreed with any of the information on the corresponding Property Source Document which relates to such Base Property Sample Characteristic. We performed no procedures to reconcile any conflicting information which exists on the Property Source Documents for any of the Base Property Sample Characteristics.

3.	For the purpose of comparing the “Address (Street)” Base Property Sample Characteristic, Colony, on behalf of the Issuer, instructed us to ignore differences that are due to truncation, abbreviation or punctuation.

Exhibit 3 to Attachment A

Notes: (continued)

4.	Colony, on behalf of the Issuer, indicated that the four possible values for the “Cut-Off Date Valuation Type” Base Property Sample Characteristic are “Interior BPO,” “Exterior BPO,” “Appraisal” or “Appraisal Enhanced BPO.” For the purpose of comparing the “Cut-Off Date Valuation Type” Base Property Sample Characteristic for each Sample Property where the applicable Property Source Document did not specifically state “Interior BPO,” “Exterior BPO,” “Appraisal” or “Appraisal Enhanced BPO,” Colony, on behalf of the Issuer, instructed us to use “Interior BPO” for the “Cut-Off Date Valuation Type” Base Property Sample Characteristic.

5.	For the purpose of comparing the “Number Bedrooms” Base Property Sample Characteristic, Colony, on behalf of the Issuer, provided the following instructions:

a.	For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number Bedrooms,” as shown on the Property Data File, to the corresponding information on the applicable Property Source Document.

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:

(i)	Recalculate the “Number Bedrooms” for the Sample Property as the sum of the “Number Bedrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and

(ii)	Compare the result of (i) above to the corresponding information on the applicable Property Source Document.

6.	For the purpose of comparing the “Number of Bathrooms” Base Property Sample Characteristic, Colony, on behalf of the Issuer, provided the following instructions:

a.	For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number of Bathrooms,” as shown on the Property Data File, to the corresponding information on the applicable Property Source Document.

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:

(i)	Recalculate the “Number of Bathrooms” for the Sample Property as the sum of the “Number of Bathrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and

(ii)	Compare the result of (i) above to the corresponding information on the applicable Property Source Document.

7.	For the purpose of comparing the “Property Type” Base Property Sample Characteristic for each Sample Property with an attached unit, as shown on the applicable Property Source Document, Colony, on behalf of the Issuer, instructed us to use “townhome” as the “Property Type” Base Property Sample Characteristic.

Exhibit 3 to Attachment A

Notes: (continued)

8.	For the purpose of comparing the “Swimming Pool (Y/N)” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state if the Sample Property has a swimming pool, Colony, on behalf of the Issuer, instructed us to use “N” for the “Swimming Pool (Y/N)” Base Property Sample Characteristic.

9.	For the purpose of comparing the “Total Square Footage” Base Property Sample Characteristic, Colony, on behalf of the Issuer, provided the following instructions:

a.	For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Total Square Footage,” as shown on the Property Data File, to the corresponding information on the applicable Property Source Document.

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:

(i)	Recalculate the “Total Square Footage” for the Sample Property as the sum of the “Total Square Footage” for all units corresponding to such Sample Property, as shown on the Property Data File, and

(ii)	Compare the result of (i) above to the corresponding information on the applicable Property Source Document.

10.	For the purpose of comparing the “Year Built” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state the year built, Colony, on behalf of the Issuer, instructed us to recalculate the “Year Built” of each Sample Property by subtracting the property age (in years), as shown on the applicable Property Source Document, from the year of the “Cut-Off Date Valuation Date,” as shown on the Property Data File.

11.	For the purpose of comparing the “Zip Code” Base Property Sample Characteristics for each Sample Property (except for the Sample Properties with Property IDs 90004-1, 90004-2, 90004-4, 90004-5, 90004-6 and 90004-7), Colony, on behalf of the Issuer, instructed us to use the Appraisal or BPO as the Property Source Document (in accordance with notes 1. and 2. above).

For the purpose of comparing the “Zip Code” Base Property Sample Characteristics for Sample Properties with Property IDs 90004-1, 90004-2, 90004-4, 90004-5, 90004-6 and 90004-7, Colony, on behalf of the Issuer, instructed us to use the Agent Confirmation as the Property Source Document.

Exhibit 4 to Attachment A

Sample Properties 1 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

1	Cut-Off Date Value	$195,000	$195,500

22	City	Euclid	Cleveland

29	Swimming Pool (Y/N)	Y	N

30	Swimming Pool (Y/N)	Y	N

38	City	Fort Worth	Crowley

39	City	Fort Worth	Crowley

41	City	Fort Worth	Crowley

45	Cut-Off Date Valuation Date	02/20/2016	02/24/2016

74	Cut-Off Date Valuation Date	03/02/2016	03/01/2016

79	Total Square Footage	2,100	1,891
	Year Built	1953	1952

80	City	Miami Gardens	Miami
	Total Square Footage	1,050	1,098
	Number of Bathrooms	1	2

94	Address (Street)	[REDACTED]	[REDACTED]

119	City	Central Falls	Pawtucket
	Zip Code	[REDACTED]	[REDACTED]

123	Total Square Footage	6,456	8,076

135	Property Type	Townhome	Condo

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

148	Total Square Footage	2,140	2,141.25

149	Total Square Footage	1,724	1,725

155	Total Square Footage	18,066	19,306

163	Total Square Footage	2,224	2,225

170	Year Built	1953	1972

176	Cut-Off Date Valuation Date	05/10/2016	05/09/2016

192	Swimming Pool (Y/N)	N	Y

206	Cut-Off Date Valuation Date	04/19/2016	04/20/2016

208	Cut-Off Date Valuation Date	04/19/2016	04/20/2016
	Cut-Off Date Valuation Type	Interior BPO	Appraisal

211	Cut-Off Date Valuation Date	04/27/2016	04/26/2016

217	Zip Code	[REDACTED]	[REDACTED]

224	Address (Street)	[REDACTED]	[REDACTED]

226	Zip Code	[REDACTED]	[REDACTED]

249	Number Bedrooms	6	8

290	Total Square Footage	6,300	6,861

304	Number Bedrooms	6	8

328	Total Square Footage	1,772	1,748
	Number of Bathrooms	2.5	3

350	Cut-Off Date Value	$115,000	$86,000

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

398	Total Square Footage	1,419	1,447
	Cut-Off Date Valuation Date	06/07/2016	02/16/2016

422	Total Square Footage	590	588
	Year Built	1939	1936

466	Total Square Footage	1,868	1,186

475	Number Bedrooms	12	14
	Total Square Footage	5,369	5,372

477	Zip Code	[REDACTED]	[REDACTED]

Exhibit 5 to Attachment A

Added Sample Properties Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 2 Value	Property Source Document Value

631	Total Square Footage	3,284	3,286

690	Number of Bathrooms	1	1.5

700	Number Bedrooms	5	4
	Number of Bathrooms	4.5	3.5
	Swimming Pool (Y/N)	N	Y
	Total Square Footage	2,900	2,281

Exhibit 6 to Attachment A

Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information: (see Note 1)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

UW Annual Rent ($)	Underwriting Summary
UW Other Income ($)	Underwriting Summary
UW Credit and Vacancy Loss ($)	Underwriting Summary
UW Effective Gross Income ($)	Underwriting Summary
UW Annual Property Management Fee ($)	Underwriting Summary
UW Annual Marketing and Leasing Costs ($)	Underwriting Summary
UW Repairs and Maintenance ($)	Underwriting Summary
UW Annual Insurance Costs ($)	Underwriting Summary
UW Annual HOA/Special Assessment Fees ($)	Underwriting Summary
UW Annual Real Estate Taxes ($)	Underwriting Summary
UW Annual Turnover Costs ($)	Underwriting Summary
UW Annual Landscaping ($)	Underwriting Summary
UW Annual Other Costs ($)	Underwriting Summary
UW Annual Expenses ($)	Underwriting Summary
UW Annual Net Operating Income ($)	Underwriting Summary
UW Annual CapEx Reserve ($)	Underwriting Summary
UW Annual Net Cash Flow ($)	Underwriting Summary
Value at Origination ($)	Underwriting Summary
6/30 Occupancy	6.30.2016 Reporting Numbers Document
NOI as of 6/30	6.30.2016 Reporting Numbers Document
NCF as of 6/30	6.30.2016 Reporting Numbers Document
% HOA (see Note 2)	Underwriting Summary, Loan Agreement or Loan Modification Agreement
% Section 8 (see Note 3)	Underwriting Summary
Occupancy as of Origination	Underwriting Summary

Reserve and Escrow Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Documents

Monthly Tax Escrow	Loan Agreement or Loan Modification Agreement
Monthly Insurance Escrow	Loan Agreement or Loan Modification Agreement
Monthly Capital Expenditure Escrow ($) (see Note 4)	Loan Agreement or Loan Modification Agreement

Exhibit 6 to Attachment A

Reserve and Escrow Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Documents

Upfront Leasing Escrow ($)	Loan Agreement or Loan Modification Agreement
Monthly Leasing Escrow ($)	Loan Agreement or Loan Modification Agreement
Upfront Interest Escrow ($)	Loan Agreement or Loan Modification Agreement
Monthly Interest Escrow ($)	Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Escrow ($)	Loan Agreement or Loan Modification Agreement
Monthly Deferred Maintenance Escrow ($)	Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Loan Originator	Loan Agreement or Loan Modification Agreement
Borrower	Loan Agreement or Loan Modification Agreement
Guarantor	Guaranty Agreement
Guarantor FICO (see Note 5)	Credit Report
Sponsor (see Note 6)	Loan Agreement or Loan Modification Agreement
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 7)	Loan Agreement or Loan Modification Agreement
Initial Maturity Date	Loan Agreement or Loan Modification Agreement
Mortgage Loan Initial Funded Amount ($)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Note 8)	Loan Agreement, Loan Modification Agreement or Midland Servicing Report
Rate Type	Loan Agreement or Loan Modification Agreement
Interest Rate	Loan Agreement or Loan Modification Agreement
Interest Rate Accrual	Loan Agreement or Loan Modification Agreement
Amortization Type	Loan Agreement or Loan Modification Agreement
IO Term (months) (See Note 9)	Loan Agreement or Loan Modification Agreement

Exhibit 6 to Attachment A

Mortgage Loan Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Recourse (Y/N) (see Note 10)	Guaranty Agreement
Prepayment Provision (see Notes 11 and 12)	Loan Agreement or Loan Modification Agreement
Original Yield Maintenance Period (see Notes 11 and 12)	Loan Agreement or Loan Modification Agreement
Other Prepayment Provision	Loan Agreement or Loan Modification Agreement
Open Period (see Notes 11 and 12)	Loan Agreement or Loan Modification Agreement
YM Calculation Method (PV or Int Diff)	Loan Agreement or Loan Modification Agreement
Calc’d Through (Maturity or Open)	Loan Agreement or Loan Modification Agreement
PV Discount Treasury Projection Term (Maturity or Open)	Loan Agreement or Loan Modification Agreement
PV Discount Treasury Compounding Type (MEY or BEY)	Loan Agreement or Loan Modification Agreement
SPE (Y/N)	Loan Agreement or Loan Modification Agreement
Independent Director (Y/N)	Loan Agreement or Loan Modification Agreement
Substitution Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Substitution Provision Description	Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Loan Agreement or Loan Modification Agreement
Partial Release Premium	Loan Agreement or Loan Modification Agreement
Grace Period (Late Fee)	Loan Agreement or Loan Modification Agreement
Grace Period (Principal and Interest)	Loan Agreement or Loan Modification Agreement
Existing Secondary Financing (Y/N)	Loan Agreement or Loan Modification Agreement
Secondary Financing Amount (Existing)	Loan Agreement or Loan Modification Agreement
Secondary Financing Description	Loan Agreement or Loan Modification Agreement
Future Secondary Financing Allowed (Y/N) (see Note 13)	Loan Agreement or Loan Modification Agreement
Future Secondary Financing Description	Loan Agreement or Loan Modification Agreement
Lockbox Type (see Note 14)	Loan Agreement or Loan Modification Agreement
Lockbox Trigger	Loan Agreement or Loan Modification Agreement
Cash Management Type (see Note 15)	Loan Agreement or Loan Modification Agreement
Cash Management and Cash Trap Trigger (for Springing Cash Management) and Cash Trap Trigger (for Hard Cash Management)	Loan Agreement or Loan Modification Agreement
Number of Properties	Loan Agreement, Loan Modification Agreement or Underwriting Summary
Multiple Borrowers (Y/N)	Loan Agreement or Loan Modification Agreement

Exhibit 6 to Attachment A

Notes:

1.	For the purpose of comparing the “Underwriting Information” Compared Mortgage Loan Characteristics for each Mortgage Loan, Colony, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

2.	For the purpose of comparing the “% HOA” Compared Mortgage Loan Characteristic for each Mortgage Loan, Colony, on behalf of the Issuer, instructed us to divide:

a.	The number of Mortgaged Properties that secure the Mortgage Loan which have an associated HOA fee under the “HOA” column on the underwriting summary Mortgage Loan Source Document by

b.	The total number of Mortgaged Properties that secure the Mortgage Loan, as shown in the loan agreement, loan modification agreement or underwriting summary Mortgage Loan Source Document.

3.	For the purpose of comparing the “% Section 8” Compared Mortgage Loan Characteristic for each Mortgage Loan, Colony, on behalf of the Issuer, instructed us to divide:

a.	The number of units at the Mortgaged Properties that secure the Mortgage Loan which have “Y” under the “Section 8” column on the underwriting summary Mortgage Loan Source Document by

b.	The total number of units at all Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

4.	For the Mortgage Loan identified on the Preliminary Mortgage Loan Data File with a Loan ID of “90002” (the “90002 Mortgage Loan”), the loan agreement Mortgage Loan Source Document indicates that:

a.	The “CapEx Reserve Monthly Deposit” is defined as “an amount to 1/12th of the CapEx Reserve Deposit Amount” and

b.	The “CapEx Reserve Deposit Amount” is defined as “the product of (i) the aggregate number of units at the property multiplied by (ii) $700.00.”

The recalculated “CapEx Reserve Monthly Deposit” using the methodology described in the paragraph above and the information on the Preliminary Mortgage Loan Data File is $6,825.00. However, for the 90002 Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use “6,883.33” as shown on the Midland servicing report Mortgage Loan Source Document for the “Monthly Capital Expenditure Escrow ($)” Compared Mortgage Loan Characteristic.

Exhibit 6 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the “Guarantor FICO” Compared Mortgage Loan Characteristic for each Mortgage Loan, Colony, on behalf of the Issuer, provided the following instructions:

a.	Use “N/A” for each Mortgage Loan with “N” for the “Recourse (Y/N)” Compared Mortgage Loan Characteristic, as shown on the Preliminary Mortgage Loan Data File.

b.	For each Mortgage Loan that has:

i.	One “Guarantor” and

ii.	“Y” for the “Recourse (Y/N)” Compared Mortgage Loan Characteristic,

both as shown on the Preliminary Mortgage Loan Data File, use (a) the highest FICO score of the “Guarantor” for the “Guarantor FICO” Compared Mortgage Loan Characteristic if two FICO scores are listed on the credit report Mortgage Loan Source Document, and (b) the median FICO score of the “Guarantor” for the “Guarantor FICO” Compared Mortgage Loan Characteristic if three FICO scores are listed on the credit report Mortgage Loan Source Document.

c.	For each Mortgage Loan that has:

i.	More than one “Guarantor,” as shown on the guaranty agreement Mortgage Loan Source Document and

ii.	“Y” for the “Recourse (Y/N)” Compared Mortgage Loan Characteristic, as shown on the Preliminary Mortgage Loan Data File,

follow the same methodology described in item b. above to determine the FICO score for each “Guarantor,” and use the highest resulting FICO score for the “Guarantor FICO” Compared Mortgage Loan Characteristic.

6.	For the 90002 Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use “True Investments” for the “Sponsor” Compared Mortgage Loan Characteristic.

7.	For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for each Mortgage Loan (except for Group A Loans and Group B Loans (as defined in the subsequent paragraphs of this Note 7)), we were instructed by Colony, on behalf of the Issuer, to assume that the “First Payment Date” is the first (1st) or ninth (9th) day (as applicable) of the calendar month following the first full “Interest Accrual Period” (as defined on the applicable loan agreement or loan modification agreement Mortgage Loan Source Document).

Exhibit 6 to Attachment A

Notes: (continued)

7. (continued)

For the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of:

a.	“18750,”

b.	“18572” and

c.	“18580” (collectively, the “Group A Loans”),

the respective loan agreement or loan modification agreement Mortgage Loan Source Document, as applicable, indicates that:

i.	The “Closing Date” of the Group A Loans is 6/1/2016,

ii.	The “Interest Accrual Period” is defined as “from and including the first day of a calendar month through and including the last day of such calendar month” and

iii.	The “Payment Date” is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period.”

Additionally, the respective closing statement Mortgage Loan Source Document for the Group A Loans indicates that interest for the respective initial “Interest Accrual Period” commencing on the “Closing Date” was collected on the “Closing Date” of the Group A Loans. For the Group A Loans, Colony, on behalf of the Issuer, indicated that because interest for the 6/1/2016 through 6/30/2016 initial “Interest Accrual Period” was collected on the “Closing Date” of each of the Group A Loans, a “Monthly Debt Service ($)” payment will not be due on 7/9/2016, and instructed us to use “8/9/2016” for the “First Payment Date” Compared Mortgage Loan Characteristic.

For the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of “19558” and “19644” (collectively, the “Group B Loans”), the respective loan agreement or loan modification agreement Mortgage Loan Source Document, as applicable, indicates that:

a.	The “Closing Date” of the Group B Loans is defined as the ninth of the respective calendar month,

b.	The “Interest Accrual Period” is defined as “from and including the first day of a calendar month through and including the last day of such calendar month,”

c.	The “Payment Date” is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period” and

d.	If the “Closing Date” of the Mortgage Loan falls on a “Payment Date” “no interest will be collected on the Closing Date, and Borrower shall pay the Monthly Debt Service payment commencing on the first Payment Date.”

Exhibit 6 to Attachment A

Notes: (continued)

7. (continued)

However, the respective closing statement Mortgage Loan Source Documents for the Group B Loans indicate that interest for the initial “Interest Accrual Period” was collected on the “Closing Date” of the Group B Loans. For the Group B Loans, Colony, on behalf of the Issuer, indicated that because interest for the initial “Interest Accrual Period” was collected on the “Closing Date” of each of the Group B Loans, a “Monthly Debt Service ($)” payment will not be due on the “Payment Date” in the calendar month following the “Closing Date,” and instructed us to use the “Payment Date” in the second calendar month following “Closing Date” for the “First Payment Date” Compared Mortgage Loan Characteristic.

8.	For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan except for:

a.	Mortgage Loans with an “Amortization Type” of “Amortizing Balloon” and which do not have a stated monthly debt service amount in the applicable loan agreement or loan modification agreement Mortgage Loan Source Document (the “Recalculated Amortizing Mortgage Loans”), which are described in the second, third and fourth paragraphs of this Note 8 and

b.	The Interest Only Mortgage Loans (as defined below in this Note 8), which are described in the fifth paragraph of this Note 8,

Colony, on behalf of the Issuer, instructed us to use the stated “Monthly Debt Service ($)” amount that is shown on the applicable loan agreement or loan modification agreement Mortgage Loan Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Recalculated Amortizing Mortgage Loan, Colony, on behalf of the Issuer, instructed us to recalculate the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic using the “PMT” function in Microsoft Excel and the:

i.	Mortgage Loan Initial Funded Amount ($), as shown on the Preliminary Mortgage Loan Data File,

ii.	Interest Rate, as shown on the Preliminary Mortgage Loan Data File (adjusted as described in the succeeding paragraph of this Note 8) and

iii.	Principal amortization period, as shown in the loan agreement or loan modification agreement Mortgage Loan Source Document of each Recalculated Amortizing Mortgage Loan.

For the purpose of the “Monthly Debt Service ($)” recalculation described above for each Recalculated Amortizing Mortgage Loan, all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, Colony, on behalf of the Issuer, instructed us to multiply the “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, by a fraction equal to 365/360.

Exhibit 6 to Attachment A

Notes: (continued)

8. (continued)

In addition to comparing the recalculated “Monthly Debt Service ($)” for each Recalculated Amortizing Mortgage Loan to the corresponding information on the Preliminary Mortgage Loan Data File, Colony, on behalf of the Issuer, also instructed us to compare the “Monthly Debt Service ($)” for each Recalculated Amortizing Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information on the Midland servicing report Mortgage Loan Source Document. All such compared information was in agreement.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for Mortgage Loans with an “Amortization Type” of “Interest Only” on the Preliminary Mortgage Loan Data File (the “Interest Only Mortgage Loans”), all of which have an “Interest Rate Accrual” of “Actual/360” on the Preliminary Mortgage Loan Data File, Colony, on behalf of the Issuer, instructed us to recalculate the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic as 1/12th of the product of:

a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,

b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, and

c.	365/360.

9.	For the Mortgage Loans with the “Amortization Type” of “Amortizing Balloon” on the Preliminary Mortgage Loan Data File, Colony, on behalf of the Issuer, instructed us to use “N/A” for the “IO Term (months)” Compared Mortgage Loan Characteristic.

For the Interest Only Mortgage Loans, Colony, on behalf of the Issuer, instructed us to use the “Original Term to Maturity (months)” (as defined in Item 11. on Attachment A) value on the Preliminary Mortgage Loan Data File for the “IO Term (months)” Compared Mortgage Loan Characteristic.

10.	For the 90002 Mortgage Loan and the Mortgage Loan identified on the Preliminary Mortgage Loan Data File with a Loan ID of “90004” (the “90004 Mortgage Loan”), Colony, on behalf of the Issuer, instructed us to use “N” for the “Recourse (Y/N)” Compared Mortgage Loan Characteristic.

11.	For certain Mortgage Loans, the loan agreement or loan modification agreement Mortgage Loan Source Document contains:

a.	A definition for “Par Prepayment Date,” which is shown as a certain “Payment Date” (e.g., the 114th Payment Date),

b.	A definition for “Payment Date,” which is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period” and

c.	A definition for “Interest Accrual Period,” which is defined as “each period from and including the first day of a calendar month through and including the last day of such calendar month. Notwithstanding the foregoing, the first Interest Accrual Period shall commence on and include the Closing Date.”

Exhibit 6 to Attachment A

Notes: (continued)

11. (continued)

For the purpose of comparing the:

a.	Prepayment Provision,

b.	Original Yield Maintenance Period and

c.	Open Period

Compared Mortgage Loan Characteristics for each Mortgage Loan described in the preceding paragraph, Colony, on behalf of the Issuer, instructed us to assume that for the purpose of determining the “Par Prepayment Date,” the first “Payment Date” is the 9th day of the calendar month which follows the calendar month in which the “Closing Date” occurs (the “Stub Payment Date 1”), even though:

i.	There will not be a debt service payment made on the Stub Payment Date 1 and

ii.	The “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, will be the 9th day of the second calendar month which follows the calendar month in which the “Closing Date” occurs.

For the 90002 Mortgage Loan and the 90004 Mortgage Loan, the loan agreement or loan modification agreement Mortgage Loan Source Document, as applicable, contains:

a.	A definition for the “Open Prepayment Period,” which is defined as after “the 54th Monthly Payment Date” and

b.	A definition for “Monthly Payment Date,” which is defined as “the first day of every calendar month occurring during the term of the Loan, until and including the Maturity Date.”

For the purpose of comparing the:

a.	Prepayment Provision,

b.	Original Yield Maintenance Period and

c.	Open Period

Compared Mortgage Loan Characteristics for the 90002 Mortgage Loan and 90004 Mortgage Loan, Colony, on behalf of the Issuer, instructed us to assume that for the purpose of determining the “Open Prepayment Period,” the first “Monthly Payment Date” is the 1st day of the calendar month which follows the calendar month in which the “Closing Date” occurs (the “Stub Payment Date 2”), even though:

i.	There will not be a debt service payment made on the Stub Payment Date 2 and

ii.	The “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, will be the 1st day of the second calendar month which follows the calendar month in which the “Closing Date” occurs.

Exhibit 6 to Attachment A

Notes: (continued)

12.	For the purpose of comparing the:

a.	Prepayment Provision,

b.	Original Yield Maintenance Period and

c.	Open Period

Compared Mortgage Loan Characteristics for each Mortgage Loan, we were instructed by Colony, on behalf of the Issuer, to:

i.	Include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower is required to remit a yield maintenance payment in connection with a voluntary prepayment of the Mortgage Loan as the “Original Yield Maintenance Period” of the Mortgage Loan (in accordance with the additional instructions provided by Colony, on behalf of the Issuer, which are described in Note 11 above) and

ii.	Include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower can voluntarily prepay the Mortgage Loan without the payment of a yield maintenance payment or a prepayment premium as the “Open Period” of the Mortgage Loan (in accordance with the additional instructions provided by Colony, on behalf of the Issuer, which are described in Note 11 above), both as shown on the applicable loan agreement or loan modification agreement Mortgage Loan Source Document.

13.	For the purpose of comparing the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic for each Mortgage Loan that references a “Permitted Mezzanine Loan” in the loan agreement or loan modification Mortgage Loan Source Document, as applicable, we were instructed by Colony, on behalf of the Issuer, to assume that this “Permitted Mezzanine Loan” debt does not constitute additional debt that may be placed by the borrower on the collateral that secures the Mortgage Loan, and to use “N” for the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic.

Exhibit 6 to Attachment A

Notes: (continued)

14.	For the purpose of comparing the “Lockbox Type” Compared Mortgage Loan Characteristic, Colony, on behalf of the Issuer, instructed us to use the following definitions:

a.	Springing – As of the Closing Date of the Mortgage Loan, the borrower and/or related property manager is required to deposit any rent it receives in a rent deposit account or restricted account, as applicable. Upon the occurrence of an event of default or certain trigger events under the loan documents, the lender requires or has the option to require the borrower to direct tenants to deposit funds directly to a lockbox account or restricted account, as applicable.

b.	Hard – As of the Closing Date of the Mortgage Loan, there is an established lockbox account controlled by the lender into which tenants are required to deposit rents directly.

c.	N/A – As of the Closing Date of the Mortgage Loan, either:

i.	The borrower or the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt,

ii.	The borrower or the related property manager is required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, however, there are no requirements for the borrower to direct tenants to deposit funds directly to a rent deposit account upon the occurrence of an event of default or certain trigger events under the loan documents, or

iii.	The borrower of the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt. Upon the occurrence of an event of default or certain trigger events under the loan documents, the lender has the option to require the borrower to direct tenants to deposit funds directly to an account designated by the lender or to such other third party as directed by the lender.

Exhibit 6 to Attachment A

Notes: (continued)

15.	For the purpose of comparing the “Cash Management Type” Compared Mortgage Loan Characteristic, Colony, on behalf of the Issuer, instructed us to use the following definitions:

a.	Springing – Prior to an event of default or certain trigger events that are described in the loan agreement or loan modification agreement Mortgage Loan Source Documents, all cash on deposit in a rent deposit account is released periodically to the borrower. Upon the occurrence an event of default or certain trigger events that are described in the loan agreement or loan modification agreement Mortgage Loan Source Documents, all cash on deposit in the rent deposit account will be swept to a lender controlled cash management account and will be applied in accordance with the terms of the loan agreement or loan modification agreement Mortgage Loan Source Documents.

b.	Hard – As of the Closing Date of the Mortgage Loan, all cash on deposit in the rent deposit account is swept to a lender controlled cash management account and is applied in accordance with the terms of the loan agreement or loan modification agreement Mortgage Loan Source Documents.

Exhibit 7 to Attachment A

Provided Mortgage Loan Characteristics

Characteristic

Closed Y/N
Include Y/N
Loan Seller
Loan Owner
Loan ID
Loan
Cut Off Date
Next Due Date
Loan Purpose
Refinance Type
Lien Position
Number of Units
Cut Off Date Value ($)
Rent Rolls (Y/N)
Frequency of Rent Rolls
Operating Statement (Y/N)
Frequency of Operating Statements
Property Manager
Property Manager Type
Servicer ($)
Servicing Fee
Servicing Fee Rate
Trustee/Note Administrator Fee Rate
CREFC® License Fee Rate
Special Servicing Fee
Property Management Consultant Fee
Occupancy as of Date
Rent Rolls Required as of 6/30 (Y/N)
Operating Statement Required as of 6/30 (Y/N)
Rank Loan Number

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Mortgage Loan Characteristics.